Property, Plant and Equipment - Activity in AROs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Asset Retirement Obligation Disclosure [Abstract]
Beginning balance	$ 23,593	$ 20,971
Revisions in estimated cash flows	(2,011)	0
Additional accruals	126	371
Foreign currency translation	(1,084)	1,344
Accretion	1,773	1,525
Disposals	(239)	(618)
Ending balance	$ 22,158	$ 23,593